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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        CERTIFIED SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number                   811-3826
                                  ----------------------------------------------


                                AIM Sector Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


       Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:       (713) 626-1919
                                                   -----------------------------

Date of fiscal year end:    3/31
                        ---------------

Date of reporting period:   6/30/05
                         --------------

Item 1.  Schedule of Investments.

                                AIM ENERGY FUND
            Quarterly Schedule of Portfolio Holdings o June 30, 2005


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--


AIMinvestments.com              I-ENE-QTR-1 6/05            A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
June 30, 2005
(Unaudited)

                                                                                      MARKET
                                                                    SHARES            VALUE
------------------------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS--65.27%

COAL & CONSUMABLE FUELS--2.38%

Peabody Energy Corp.                                                   363,000   $    18,890,520
================================================================================================


INTEGRATED OIL & GAS--17.51%

Amerada Hess Corp.                                                     230,000        24,497,300
------------------------------------------------------------------------------------------------
ConocoPhillips                                                         470,000        27,020,300
------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                      180,000        10,344,600
------------------------------------------------------------------------------------------------
Marathon Oil Corp.                                                     440,000        23,482,800
------------------------------------------------------------------------------------------------
Murphy Oil Corp.                                                       750,000        39,172,500
------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                             190,000        14,616,700
================================================================================================
                                                                                     139,134,200
================================================================================================


OIL & GAS DRILLING--1.40%

Patterson-UTI Energy, Inc.                                             400,000        11,132,000
================================================================================================


OIL & GAS EQUIPMENT & SERVICES--20.06%

Baker Hughes Inc.                                                      152,000         7,776,320
------------------------------------------------------------------------------------------------
BJ Services Co.                                                        335,000        17,580,800
------------------------------------------------------------------------------------------------
Cal Dive International, Inc. (a)                                       400,000        20,948,000
------------------------------------------------------------------------------------------------
Cooper Cameron Corp. (a)                                               165,000        10,238,250
------------------------------------------------------------------------------------------------
FMC Technologies, Inc. (a)                                             530,000        16,944,100
------------------------------------------------------------------------------------------------
Grant Prideco, Inc. (a)                                              1,200,000        31,740,000
------------------------------------------------------------------------------------------------
Halliburton Co.                                                        260,000        12,433,200
------------------------------------------------------------------------------------------------
National-Oilwell Varco Inc. (a)                                        650,000        30,901,000
------------------------------------------------------------------------------------------------
Smith International, Inc.                                              170,000        10,829,000
================================================================================================
                                                                                     159,390,670
================================================================================================


OIL & GAS EXPLORATION & PRODUCTION--17.85%

Apache Corp.                                                           480,000        31,008,000
------------------------------------------------------------------------------------------------
Cheniere Energy, Inc. (a)                                              640,000        19,904,000
------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                     230,000        11,656,400
------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                    312,000        17,721,600
------------------------------------------------------------------------------------------------
Newfield Exploration Co. (a)                                           400,000        15,956,000
------------------------------------------------------------------------------------------------
Noble Energy, Inc.                                                     150,000        11,347,500
------------------------------------------------------------------------------------------------
Plains Exploration & Production Co. (a)                                450,000        15,988,500
------------------------------------------------------------------------------------------------
Unocal Corp.                                                           280,000        18,214,000
================================================================================================
                                                                                     141,796,000
================================================================================================


OIL & GAS REFINING & MARKETING --3.68%

Valero Energy Corp.                                                    370,000        29,270,700
================================================================================================



I-ENE-QTR-1

                                                                                      MARKET
                                                                    SHARES            VALUE
------------------------------------------------------------------------------------------------
OIL & GAS STORAGE & TRANSPORTATION--2.39%

Williams Cos., Inc. (The)                                            1,000,000   $    19,000,000
================================================================================================


Total Domestic Common Stocks
  (Cost $373,604,669)                                                                518,614,090
================================================================================================


FOREIGN STOCKS & OTHER EQUITY INTERESTS --33.48%

BERMUDA--6.52%

Nabors Industries, Ltd.  (Oil & Gas Drilling) (a)                      415,000        25,157,300
------------------------------------------------------------------------------------------------
Weatherford International Ltd.
  (Oil & Gas Equipment & Services) (a)                                 460,000        26,670,800
================================================================================================
                                                                                      51,828,100
================================================================================================


CANADA--6.41%

Nexen Inc. (Oil & Gas Exploration & Production)                        750,000        22,770,000
------------------------------------------------------------------------------------------------
Talisman Energy Inc. (Oil & Gas
  Exploration & Production)                                            750,000        28,177,500
================================================================================================
                                                                                      50,947,500
================================================================================================


CAYMAN ISLANDS--8.16%

GlobalSantaFe Corp. (Oil & Gas Drilling)                               480,000        19,584,000
------------------------------------------------------------------------------------------------
Noble Corp. (Oil & Gas Drilling)                                       420,000        25,834,200
------------------------------------------------------------------------------------------------
Transocean Inc. (Oil & Gas Drilling) (a)                               360,000        19,429,200
================================================================================================
                                                                                      64,847,400
================================================================================================


FRANCE--2.94%

Total S.A.-ADR (Integrated Oil & Gas)                                  200,000        23,370,000
================================================================================================


ITALY--2.10%

Eni S.p.A-ADR (Integrated Oil & Gas)                                   130,000        16,666,000
================================================================================================


NETHERLANDS--3.54%

Schlumberger Ltd. (Oil & Gas Equipment & Services)                     370,000        28,097,800
================================================================================================


UNITED KINGDOM--3.81%

BP PLC-ADR (Integrated Oil & Gas)                                      486,000        30,316,680
================================================================================================


Total Foreign Stocks  & Other Equity Interests
  (Cost $207,417,005)                                                                266,073,480
================================================================================================


MONEY MARKET FUNDS--1.25%
------------------------------------------------------------------------------------------------

Premier Portfolio-Institutional Class
  (Cost $9,903,184) (b)                                              9,903,184         9,903,184
================================================================================================


TOTAL INVESTMENTS--100.00%
  (Cost $590,924,858)                                                            $   794,590,754
================================================================================================



I-ENE-QTR-1

    Investment Abbreviations:

    ADR                      American Depositary Receipt

    Notes to Schedule of Investments:

(a) Non-income producing security.

(b) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

    See accompanying notes which are an integral part of this schedule.



I-ENE-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
June 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.



I-ENE-QTR-1

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.



I-ENE-QTR-1

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in an affiliated money market fund for the three months ended June 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                          UNREALIZED                                       REALIZED
                        MARKET VALUE     PURCHASES AT   PROCEEDS FROM    APPRECIATION     MARKET VALUE      DIVIDEND         GAIN
FUND                      03/31/05           COST           SALES       (DEPRECIATION)      06/30/05         INCOME         (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio-
  Institutional Class   $  26,315,584   $ 123,836,843   $(140,249,243)   $        --     $   9,903,184   $     207,510   $        --
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                          UNREALIZED                                       REALIZED
                         MARKET VALUE    PURCHASES AT   PROCEEDS FROM    APPRECIATION     MARKET VALUE      DIVIDEND*        GAIN
FUND                       03/31/05          COST           SALES       (DEPRECIATION)      06/30/05         INCOME         (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio-
  Institutional Class   $        --     $  72,195,492   $ (72,195,492)   $        --     $        --     $       4,891   $        --
====================================================================================================================================
   TOTAL                $  26,315,584   $ 196,032,335   $(212,444,735)             $--   $   9,903,184   $     212,401   $        --
____________________________________________________________________________________________________________________________________
====================================================================================================================================

* Net of compensation to counterparties.


NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    For three months ended June 30, 2005, the Fund received dividends on cash collateral of $4,891 for securities lending transactions, which are net of compensation to counterparties. There were no securities out on loan as of June 30, 2005.



I-ENE-QTR-1

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended June 30, 2005 was $90,338,302 and $37,553,816, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

    UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $ 202,357,987
--------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                  (341,420)
======================================================================================
Net unrealized appreciation of investment securities                     $ 202,016,567
______________________________________________________________________________________
======================================================================================
Cost of investments for tax purposes is $592,574,187



I-ENE-QTR-1
                                      F-7

                          AIM FINANCIAL SERVICES FUND
            Quarterly Schedule of Portfolio Holdings o June 30, 2005


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--


AIMinvestments.com              I-FSE-QTR-1 6/05            A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
June 30, 2005
(Unaudited)

                                                                                      MARKET
                                                                    SHARES            VALUE
------------------------------------------------------------------------------------------------
COMMON STOCKS--98.84%

ASSET MANAGEMENT & CUSTODY BANKS--8.09%

Bank of New York Co., Inc. (The)                                     1,218,000   $    35,054,040
------------------------------------------------------------------------------------------------
Federated Investors, Inc.-Class B                                      454,050        13,626,040
------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                81,000         6,235,380
------------------------------------------------------------------------------------------------
State Street Corp.                                                     158,500         7,647,625
================================================================================================
                                                                                      62,563,085
================================================================================================


CONSUMER FINANCE--3.32%

Capital One Financial Corp.                                            320,600        25,651,206
================================================================================================


DIVERSIFIED BANKS--13.99%

Anglo Irish Bank Corp. PLC (Ireland) (a)                               468,600         5,801,498
------------------------------------------------------------------------------------------------
Bank of America Corp.                                                  888,212        40,511,349
------------------------------------------------------------------------------------------------
U.S. Bancorp                                                           534,600        15,610,320
------------------------------------------------------------------------------------------------
Wachovia Corp.                                                         521,200        25,851,520
------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                      331,200        20,395,296
================================================================================================
                                                                                     108,169,983
================================================================================================


DIVERSIFIED CAPITAL MARKETS--1.20%

UBS A.G. (Switzerland)                                                 119,000         9,264,150
================================================================================================


INSURANCE BROKERS--3.97%

Aon Corp.                                                              461,900        11,565,976
------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                                            690,000        19,113,000
================================================================================================
                                                                                      30,678,976
================================================================================================


INVESTMENT BANKING & BROKERAGE--9.98%

Goldman Sachs Group, Inc. (The)                                         31,200         3,183,024
------------------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                                          111,700        11,089,576
------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                              665,600        36,614,656
------------------------------------------------------------------------------------------------
Morgan Stanley                                                         501,400        26,308,458
================================================================================================
                                                                                      77,195,714
================================================================================================


LIFE & HEALTH INSURANCE--2.95%

Prudential Financial, Inc.                                             347,000        22,784,020
================================================================================================


MULTI-LINE INSURANCE--9.00%

American International Group, Inc.                                     327,052        19,001,721
------------------------------------------------------------------------------------------------
Genworth Financial Inc.-Class A                                        397,300        12,010,379
------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)                          515,700        38,564,046
================================================================================================
                                                                                      69,576,146
================================================================================================



I-FSE-QTR-1

                                                                                      MARKET
                                                                    SHARES            VALUE
------------------------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES--13.51%

Citigroup Inc.                                                       1,179,801   $    54,542,200
------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                 1,412,472        49,888,511
================================================================================================
                                                                                     104,430,711
================================================================================================


PROPERTY & CASUALTY INSURANCE--10.19%

ACE Ltd. (Cayman Islands)                                              678,200        30,417,270
------------------------------------------------------------------------------------------------
Chubb Corp. (The)                                                       74,000         6,335,140
------------------------------------------------------------------------------------------------
MBIA Inc.                                                              252,000        14,946,120
------------------------------------------------------------------------------------------------
SAFECO Corp.                                                           263,000        14,291,420
------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                                    323,467        12,786,651
================================================================================================
                                                                                      78,776,601
================================================================================================


REGIONAL BANKS--6.78%

Cullen/Frost Bankers, Inc.                                             212,000        10,101,800
------------------------------------------------------------------------------------------------
Fifth Third Bancorp                                                    526,050        21,678,521
------------------------------------------------------------------------------------------------
North Fork Bancorp., Inc.                                              478,500        13,441,065
------------------------------------------------------------------------------------------------
Zions Bancorp                                                           98,200         7,220,646
================================================================================================
                                                                                      52,442,032
================================================================================================


SPECIALIZED CONSUMER SERVICES--1.30%

H&R Block, Inc.                                                        172,000        10,036,200
================================================================================================


THRIFTS & MORTGAGE FINANCE--14.56%

Fannie Mae                                                             956,500        55,859,600
------------------------------------------------------------------------------------------------
Freddie Mac                                                            510,700        33,312,961
------------------------------------------------------------------------------------------------
Hudson City Bancorp, Inc.                                              596,700         6,808,347
------------------------------------------------------------------------------------------------
PMI Group, Inc. (The)                                                  425,600        16,589,888
================================================================================================
                                                                                     112,570,796
================================================================================================


Total Common Stocks (Cost $610,138,614)                                              764,139,620
================================================================================================


MONEY MARKET FUNDS--1.16%

Premier Portfolio-Institutional Class
  (Cost $8,940,684) (b)                                              8,940,684         8,940,684
================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $619,079,298)                                  $   773,080,304
________________________________________________________________________________________________
================================================================================================


    Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The market value of this security at June 30, 2005 represented 0.75% of the Fund's Total Investments. See Note 1A.

(b) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

    See accompanying notes which are an integral part of this schedule.



I-FSE-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
June 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information



I-FSE-QTR-1
    providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.



I-FSE-QTR-1

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in an affiliated money market fund for the three months ended June 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                           MARKET                                      UNREALIZED       MARKET                      REALIZED
                           VALUE         PURCHASES      PROCEEDS      APPRECIATION      VALUE         DIVIDEND        GAIN
FUND                      03/31/05        AT COST      FROM SALES    (DEPRECIATION)    06/30/05        INCOME        (LOSS)
-----------------------------------------------------------------------------------------------------------------------------
Premier Portfolio-
  Institutional Class   $ 25,338,683   $ 43,466,909   $(59,864,908)   $       --     $  8,940,684   $    114,389   $       --
_____________________________________________________________________________________________________________________________
=============================================================================================================================


NOTE 3 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended June 30, 2005 was $11,039,685 and $53,061,087, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

           UNREALIZED APPRECIATION OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $ 176,629,916
--------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities               (23,187,781)
======================================================================================
Net unrealized appreciation of investment securities                     $ 153,442,135
______________________________________________________________________________________
======================================================================================
Cost of investments for tax purposes is $619,638,169



I-FSE-QTR-1
                                      F-5

                        AIM GOLD & PRECIOUS METALS FUND
            Quarterly Schedule of Portfolio Holdings o June 30, 2005


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                           --Registered Trademark--


AIMinvestments.com              I-GPM-QTR-1 6/05            A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
June 30, 2005
(Unaudited)


                                                                      SHARES              VALUE

FOREIGN STOCKS & OTHER EQUITY INTERESTS--67.29%

AUSTRALIA--2.10%

BHP Billiton Ltd.-ADR
  (Diversified Metals & Mining) (a)                                      116,000     $     3,166,800
====================================================================================================

CANADA--45.14%

Aber Diamond Corp.
  (Precious Metals & Minerals)                                           140,000           4,284,840
----------------------------------------------------------------------------------------------------
Agnico-Eagle Mines Ltd. (Gold) (a)                                       100,000           1,260,000
----------------------------------------------------------------------------------------------------
Apollo Gold Corp. (Gold) (a)(b)                                          473,400             135,229
----------------------------------------------------------------------------------------------------
Barrick Gold Corp. (Gold) (a)                                            250,000           6,257,500
----------------------------------------------------------------------------------------------------
Bema Gold Corp. (Gold) (b)                                             1,000,000           2,390,000
----------------------------------------------------------------------------------------------------
Cambior Inc. (Gold) (b)                                                1,700,000           3,706,000
----------------------------------------------------------------------------------------------------
Eldorado Gold Corp. (Gold) (b)                                         1,650,000           4,376,658
----------------------------------------------------------------------------------------------------
Gabriel Resources Ltd. (Gold) (b)                                        239,700             309,101
----------------------------------------------------------------------------------------------------
Gammon Lake Resources Inc.
  (Precious Metals & Minerals) (b)                                       600,000           4,038,000
----------------------------------------------------------------------------------------------------
Glamis Gold Ltd. (Gold) (a)(b)                                           360,000           6,195,600
----------------------------------------------------------------------------------------------------
Goldcorp Inc. (Gold)                                                     200,000           3,156,000
----------------------------------------------------------------------------------------------------
IAMGOLD Corp. (Gold)                                                     750,000           5,062,232
----------------------------------------------------------------------------------------------------
Inco Ltd. (Diversified Metals & Mining) (a)                              120,000           4,530,000
----------------------------------------------------------------------------------------------------
Ivanhoe Mines Ltd.
  (Diversified Metals & Mining) (a)(b)                                   170,000           1,320,900
----------------------------------------------------------------------------------------------------
Kinross Gold Corp. (Gold) (b)                                            550,000           3,366,660
----------------------------------------------------------------------------------------------------
Meridian Gold Inc. (Gold) (a)(b)                                         300,000           5,400,000
----------------------------------------------------------------------------------------------------
Pacific Rim Mining Corp.
  (Precious Metals & Minerals) (b)                                     1,254,900             747,665
----------------------------------------------------------------------------------------------------
Pan American Silver Corp.
  (Precious Metals & Minerals) (a)(b)                                    320,000           4,732,800
----------------------------------------------------------------------------------------------------
Placer Dome Inc. (Gold) (a)                                              360,000           5,536,800
----------------------------------------------------------------------------------------------------
Rio Narcea Gold Mines Ltd. (Gold) (b)                                    515,900             829,482
----------------------------------------------------------------------------------------------------
SouthernEra Diamonds, Inc.-Class A
  (Precious Metals & Minerals) (b)                                     1,025,000             334,626
====================================================================================================
                                                                                          67,970,093
====================================================================================================

PERU--3.20%

Compania de Minas Buenaventura S.A.A.-ADR
  (Precious Metals & Minerals)                                           210,000           4,827,900
====================================================================================================

SOUTH AFRICA--10.44%

AngloGold Ashanti Ltd.-ADR (Gold) (a)                                     54,000           1,929,420
----------------------------------------------------------------------------------------------------
Gold Fields Ltd.-ADR (Gold) (a)                                          475,000           5,391,250
----------------------------------------------------------------------------------------------------
Harmony Gold Mining Co. Ltd.-ADR (Gold) (a)                              354,000           3,030,240
----------------------------------------------------------------------------------------------------
Impala Platinum Holdings Ltd.
  (Precious Metals & Minerals) (c)                                        60,000           5,365,006
====================================================================================================
                                                                                          15,715,916
====================================================================================================



I-GPM-QTR-1

                                                                                         MARKET
                                                                     SHARES               VALUE
----------------------------------------------------------------------------------------------------
UNITED KINGDOM--6.41%

Randgold Resources Ltd.-ADR (Gold) (b)                                   470,000     $     6,608,200
----------------------------------------------------------------------------------------------------
Rio Tinto PLC (Diversified Metals & Mining) (c)                          100,000           3,045,064
====================================================================================================
                                                                                           9,653,264
====================================================================================================

Total Foreign Stocks & Other Equity Interests
  (Cost $100,402,615)                                                                    101,333,973
====================================================================================================

DOMESTIC COMMON STOCKS--11.46%

DIVERSIFIED METALS & MINING--7.37%

Freeport-McMoRan Copper & Gold, Inc.-Class B (a)                         200,000           7,488,000
----------------------------------------------------------------------------------------------------
Phelps Dodge Corp. (a)                                                    39,000           3,607,500
====================================================================================================
                                                                                          11,095,500
====================================================================================================

GOLD--3.50%

Newmont Mining Corp.                                                     135,000           5,269,050
====================================================================================================

PRECIOUS METALS & MINERALS--0.59%

Solitario Resources Corp. (a)(b)                                         631,000             896,095
====================================================================================================

Total Domestic Common Stocks
  (Cost $18,458,274)                                                                      17,260,645
====================================================================================================

GOLD BULLION--4.33%

Gold Bullion  (Cost $4,266,032) (d)                                       14,974(e)        6,518,931
====================================================================================================

TOTAL INVESTMENTS--83.08% (excluding investments
  purchased with cash collateral from
  securities loaned) (Cost $123,126,921)                                                 125,113,549
====================================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS--16.92%

Premier Portfolio-Institutional Class (f)(g)                          25,474,714          25,474,714
====================================================================================================
Total Money Market Funds (purchased with cash
  collateral from securities loaned)
  (Cost $25,474,714)                                                                      25,474,714
====================================================================================================

TOTAL INVESTMENTS--100.00%
  (Cost $148,601,635)                                                                $   150,588,263
____________________________________________________________________________________________________
====================================================================================================



I-GPM-QTR-1

    Investment Abbreviations:

    ADR                            American Depositary Receipt

    Notes to Schedule of Investments:

(a) All or a portion of this security has been pledged as collateral for securities lending transactions at June 30, 2005.

(b) Non-income producing security.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at June 30, 2005 was $8,410,070, which represented 5.58% of the Fund's Total Investments. See Note 1A.

(d) Investment in other than securities- Gold Bullion. See Note 1E.

(e) Denoted in troy ounces.

(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(g) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

    See accompanying notes which are an integral part of this schedule.



I-GPM-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
June 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Companies are listed in the Schedule of Investments based on the country in which they are organized.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may



I-GPM-QTR-1

A. SECURITY VALUATIONS - (CONTINUED) include information relating to sector indices, ADRs and domestic and foreign index futures.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

E. GOLD BULLION - The Fund may invest up to 10% at the time of purchase of its total assets directly in gold bullion. The two largest national producers of gold bullion are the Republic of South Africa and the former states of the Soviet Union. International monetary and political developments such as currency devaluations, central bank movements and social and economic conditions affecting either



I-GPM-QTR-1

E. GOLD BULLION - (CONTINUED) country may have a direct impact on the gold industry. The price of gold can be subject to substantial fluctuations over short periods of time. Investments directly in gold bullion will earn no income; appreciation is the sole manner in which the Fund can realize gains on bullion investments. Gold bullion is valued based upon daily quotes provided by banks or brokers dealing in such commodities.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments an affiliated money market fund for the three months ended June 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                           MARKET                                      UNREALIZED       MARKET                      REALIZED
                           VALUE         PURCHASES      PROCEEDS      APPRECIATION      VALUE         DIVIDEND        GAIN
FUND                      03/31/05        AT COST      FROM SALES    (DEPRECIATION)    06/30/05        INCOME        (LOSS)
-----------------------------------------------------------------------------------------------------------------------------
Premier Portfolio-
  Institutional Class   $  1,047,383   $ 12,367,260   $(13,414,643)   $       --     $       --     $     12,546   $       --
_____________________________________________________________________________________________________________________________
=============================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                           MARKET                                      UNREALIZED       MARKET                      REALIZED
                           VALUE         PURCHASES       PROCEEDS     APPRECIATION      VALUE         DIVIDEND        GAIN
FUND                      03/31/05        AT COST       FROM SALES   (DEPRECIATION)    06/30/05        INCOME*       (LOSS)
-----------------------------------------------------------------------------------------------------------------------------
Premier Portfolio-
  Institutional Class   $  8,909,192   $ 37,748,560   $(21,183,038)   $       --     $ 25,474,714   $     22,791   $       --
=============================================================================================================================
   TOTAL                $  9,956,575   $ 50,115,820   $(34,597,681)   $       --     $ 25,474,714   $     35,337   $       --
_____________________________________________________________________________________________________________________________
=============================================================================================================================

* Net of compensation to counterparties.

NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At June 30, 2005, securities with an aggregate value of $24,362,869 were on loan to brokers. The loans were secured by cash collateral of $25,474,714 received by the Fund and subsequently invested in an affiliated money market fund. For the three months ended June 30, 2005, the Fund received dividends on cash collateral of $22,791 for securities lending transactions, which are net of compensation to counterparties.



I-GPM-QTR-1

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended June 30, 2005 was $26,292,362 and $21,541,039, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.


        UNREALIZED (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of:
     Investment securities                                       $     6,627,191
--------------------------------------------------------------------------------
     Gold Bullion                                                      2,252,899
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (11,555,827)
================================================================================
Net unrealized depreciation of investment securities             $    (2,675,737)
________________________________________________________________________________
================================================================================
Cost of investments for tax purposes is $148,997,968.
Cost of Gold Bullion for tax purposes is $4,266,032.



I-GPM-QTR-1
                                      F-7

                            AIM HEALTH SCIENCES FUND
            Quarterly Schedule of Portfolio Holdings o June 30, 2005


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--


AIMinvestments.com              I-HSC-QTR-1 6/05            A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
June 30, 2005
(Unaudited)


                                                                                      MARKET
                                                                    SHARES            VALUE
------------------------------------------------------------------------------------------------
DOMESTIC STOCKS & OTHER EQUITY
INTERESTS--66.21%

BIOTECHNOLOGY--12.50%

Abgenix, Inc. (a)                                                      118,500   $     1,016,730
------------------------------------------------------------------------------------------------
Amgen Inc. (a)                                                         540,700        32,690,723
------------------------------------------------------------------------------------------------
Athersys Inc.-Class F, Conv. Pfd.
  (Acquired 04/17/00; Cost $5,000,000) (a)(b)(c)(d)                    416,667           297,917
------------------------------------------------------------------------------------------------
Biogen Idec Inc. (a)                                                   299,700        10,324,665
------------------------------------------------------------------------------------------------
Corgentech Inc. (a)                                                    177,050           460,330
------------------------------------------------------------------------------------------------
Cubist Pharmaceuticals, Inc. (a)                                     1,030,700        13,574,319
------------------------------------------------------------------------------------------------
Gilead Sciences, Inc. (a)                                               41,800         1,838,782
------------------------------------------------------------------------------------------------
Incyte Corp. (a)                                                        57,000           407,550
------------------------------------------------------------------------------------------------
Indevus Pharmaceuticals, Inc. (a)(e)                                   890,000         2,278,400
------------------------------------------------------------------------------------------------
Ingenex, Inc.-Series B, Pfd.
  (Acquired 9/27/94; Cost $600,000) (a)(b)(c)(d)                       103,055                --
------------------------------------------------------------------------------------------------
Nabi Biopharmaceuticals (a)                                            384,100         5,849,843
------------------------------------------------------------------------------------------------
OSI Pharmaceuticals, Inc. (a)                                           48,827         1,995,559
------------------------------------------------------------------------------------------------
Protein Design Labs, Inc. (a)                                        1,378,200        27,853,422
------------------------------------------------------------------------------------------------
Serologicals Corp. (a)                                                 209,543         4,452,789
------------------------------------------------------------------------------------------------
Tercica, Inc. (a)                                                       62,800           545,732
================================================================================================
                                                                                     103,586,761
================================================================================================


ELECTRONIC EQUIPMENT MANUFACTURERS--0.52%

Dionex Corp. (a)                                                        99,450         4,337,015
================================================================================================


HEALTH CARE EQUIPMENT--16.76%

SonoSite, Inc. (a)                                                     391,200        12,142,848
------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc. (a)                                       54,800         2,178,300
------------------------------------------------------------------------------------------------
ATS Medical, Inc. (a)                                                  504,000         1,758,960
------------------------------------------------------------------------------------------------
Bard (C.R.), Inc.                                                       45,000         2,992,950
------------------------------------------------------------------------------------------------
Baxter International Inc.                                              122,200         4,533,620
------------------------------------------------------------------------------------------------
Becton, Dickinson & Co.                                                 43,400         2,277,198
------------------------------------------------------------------------------------------------
Biomet, Inc.                                                           119,100         4,125,624
------------------------------------------------------------------------------------------------
Boston Scientific Corp. (a)                                             43,400         1,171,800
------------------------------------------------------------------------------------------------
Cytyc Corp. (a)                                                        259,673         5,728,386
------------------------------------------------------------------------------------------------
EPIX Pharmaceuticals Inc. (a)                                          155,000         1,371,750
------------------------------------------------------------------------------------------------
Fisher Scientific International Inc. (a)                               170,300        11,052,470
------------------------------------------------------------------------------------------------
IntraLase Corp. (a)                                                    112,124         2,199,873
------------------------------------------------------------------------------------------------
Kinetic Concepts, Inc. (a)                                              14,500           870,000
------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                        490,400        25,397,816
------------------------------------------------------------------------------------------------
St. Jude Medical, Inc. (a)                                             694,300        30,278,423
------------------------------------------------------------------------------------------------
Thermo Electron Corp. (a)                                              327,700         8,805,299
------------------------------------------------------------------------------------------------
Varian Inc. (a)                                                        241,200         9,114,948
------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc. (a)                                       127,200         4,748,376
------------------------------------------------------------------------------------------------
Vnus Medical Technologies (a)                                          178,800         2,150,964
------------------------------------------------------------------------------------------------
Waters Corp. (a)                                                       163,200         6,066,144
================================================================================================
                                                                                     138,965,749
================================================================================================



I-HSC-QTR-1

                                                                                      MARKET
                                                                    SHARES            VALUE
------------------------------------------------------------------------------------------------
HEALTH CARE FACILITIES--4.23%

Community Health Systems Inc. (a)                                      643,200   $    24,306,528
------------------------------------------------------------------------------------------------
HCA Inc.                                                                76,400         4,329,588
------------------------------------------------------------------------------------------------
Triad Hospitals, Inc. (a)                                               69,700         3,808,408
------------------------------------------------------------------------------------------------
Universal Health Services, Inc.-Class B                                 41,500         2,580,470
================================================================================================
                                                                                      35,024,994
================================================================================================


HEALTH CARE SERVICES--3.46%

Caremark Rx, Inc. (a)                                                  108,100         4,812,612
------------------------------------------------------------------------------------------------
DaVita, Inc. (a)                                                        73,600         3,347,328
------------------------------------------------------------------------------------------------
HMS Holdings Corp. (a)                                                 520,000         3,463,200
------------------------------------------------------------------------------------------------
Pharmaceutical Product Development, Inc. (a)                           364,800        17,094,528
================================================================================================
                                                                                      28,717,668
================================================================================================


HEALTH CARE SUPPLIES--1.45%

Cooper Cos., Inc. (The)                                                 50,100         3,049,086
------------------------------------------------------------------------------------------------
DENTSPLY International Inc.                                             58,800         3,175,200
------------------------------------------------------------------------------------------------
Gen-Probe Inc. (a)                                                       2,600            94,198
------------------------------------------------------------------------------------------------
Symmetry Medical Inc. (a)                                              240,800         5,668,432
================================================================================================
                                                                                      11,986,916
================================================================================================


MANAGED HEALTH CARE--6.04%

Aetna Inc.                                                              46,000         3,809,720
------------------------------------------------------------------------------------------------
Health Net Inc. (a)                                                    211,100         8,055,576
------------------------------------------------------------------------------------------------
Humana Inc. (a)                                                         67,900         2,698,346
------------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc. (a)                                    298,600        21,334,970
------------------------------------------------------------------------------------------------
WellPoint, Inc. (a)                                                    203,300        14,157,812
================================================================================================
                                                                                      50,056,424
================================================================================================


PHARMACEUTICALS--21.25%

Able Laboratories, Inc. (a)(e)                                         259,400           902,712
------------------------------------------------------------------------------------------------
BioImagene-Series B-2, Pfd.
  (Acquired 05/24/01; Cost $1,350,000) (a)(b)(c)(d)                    101,919           102,663
------------------------------------------------------------------------------------------------
Forest Laboratories, Inc. (a)                                          221,800         8,616,930
------------------------------------------------------------------------------------------------
IVAX Corp. (a)                                                          90,600         1,947,900
------------------------------------------------------------------------------------------------
Johnson & Johnson                                                      165,000        10,725,000
------------------------------------------------------------------------------------------------
Lilly (Eli) & Co.                                                      435,000        24,233,850
------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A                                   347,200        11,016,656
------------------------------------------------------------------------------------------------
MGI Pharma, Inc. (a)                                                   526,700        11,460,992
------------------------------------------------------------------------------------------------
Pfizer Inc.                                                          1,799,000        49,616,420
------------------------------------------------------------------------------------------------
Sepracor Inc. (a)                                                      225,800        13,550,258
------------------------------------------------------------------------------------------------
Valeant Pharmaceuticals International                                   68,600         1,209,418
------------------------------------------------------------------------------------------------
Wyeth                                                                  933,600        41,545,200
------------------------------------------------------------------------------------------------
XenoPort, Inc. (a)                                                     112,100         1,192,744
================================================================================================
                                                                                     176,120,743
================================================================================================


Total Domestic Stocks & Other Equity Interests
  (Cost $503,908,752)                                                                548,796,270
================================================================================================



I-HSC-QTR-1

                                                                                      MARKET
                                                                    SHARES            VALUE
------------------------------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
INTERESTS--30.98%

CANADA--1.98%

QLT Inc. (Biotechnology) (a)                                         1,573,900   $    16,400,038
================================================================================================


DENMARK--1.64%

Novo Nordisk A.S.-Class B (Pharmaceuticals) (f)                        266,800        13,560,580
================================================================================================


FRANCE--3.68%

Sanofi-Aventis-ADR (Pharmaceuticals)                                   744,000        30,496,560
================================================================================================


GERMANY--0.52%

Merck KGaA (Pharmaceuticals) (f)                                        54,327         4,314,524
================================================================================================


ISRAEL--0.24%

Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)                                                     64,100         1,996,074
================================================================================================


JAPAN--10.38%

Astellas Pharma Inc. (Pharmaceuticals) (f)                           1,017,000        34,638,345
------------------------------------------------------------------------------------------------
Eisai Co., Ltd. (Pharmaceuticals) (f)                                1,240,700        41,563,822
------------------------------------------------------------------------------------------------
Kyorin Pharmaceutical Co., Ltd.
  (Pharmaceuticals) (f)                                                347,000         4,163,408
------------------------------------------------------------------------------------------------
Santen Pharmaceutical Co., Ltd.
  (Pharmaceuticals) (f)                                                 60,000         1,362,000
------------------------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.
  (Pharmaceuticals) (f)                                                 86,900         4,297,015
================================================================================================
                                                                                      86,024,590
================================================================================================


NETHERLANDS--0.19%

Akzo Nobel N.V.-ADR (Diversifed Chemicals)                              40,000         1,571,600
================================================================================================


SWITZERLAND--10.21%

Novartis A.G.-ADR (Pharmaceuticals)                                    473,000        22,439,120
------------------------------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals) (f)                               493,000        62,195,576
================================================================================================
                                                                                      84,634,696
================================================================================================


UNITED KINGDOM--2.14%

Shire Pharmaceuticals Group PLC-ADR
  (Pharmaceuticals)                                                    541,700        17,767,760
================================================================================================


Total Foreign Stocks & Other Equity Interests
  (Cost $246,990,477)                                                                256,766,422
================================================================================================


MONEY MARKET FUNDS--2.59%

Premier Portfolio-Institutional Class
  (Cost $21,505,105) (g)                                            21,505,105        21,505,105
================================================================================================


TOTAL INVESTMENTS--99.78% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $772,404,334)                                        827,067,797
================================================================================================



I-HSC-QTR-1

                                                                                      MARKET
                                                                    SHARES            VALUE
------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED

MONEY MARKET FUNDS--0.22%

Premier Portfolio-Institutional Class (g)(h)                         1,861,890   $     1,861,890
================================================================================================


Total Money Market Funds (purchased with
  cash collateral from securities loaned)
  (Cost $1,861,890)                                                                    1,861,890
================================================================================================


TOTAL INVESTMENTS--100.00%
  (Cost $774,266,224)                                                            $   828,929,687
================================================================================================


    Investment Abbreviations:

    ADR                    American Depositary Receipt
    Conv.                  Convertible
    Pfd.                   Preferred

    Notes to Schedule of Investments:

(a) Non-income producing security.

(b) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at June 30, 2005 was $400,580, which represented 0.05% of the Fund's Total Investments. See Note 1A.

(c) Security is considered venture capital. See Note 1F.

(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at June 30, 2005 was $400,580, which represented 0.05% of the Fund's Total Investments. These securities are considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities. (e) All or a portion of this security has been pledged as collateral for securities lending transactions at June 30, 2005.

(f) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at June 30, 2005 was $166,095,270, which represented 20.04% of the Fund's Total Investments. See
    Note 1A.

(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(h) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

    See accompanying notes which are an integral part of this schedule.



I-HSC-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
June 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each Company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.



I-HSC-QTR-1

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

E. COVERED CALL OPTIONS - The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written.



I-HSC-QTR-1

    The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

F. VENTURE CAPITAL INVESTMENTS - The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the markets for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose its entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.

G. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to substitute such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities loaned transactions.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in an affiliated money market fund for the three months ended June 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                          MARKET                                        UNREALIZED         MARKET                        REALIZED
                          VALUE         PURCHASES        PROCEEDS      APPRECIATION        VALUE         DIVIDEND          GAIN
FUND                     03/31/05        AT COST        FROM SALES    (DEPRECIATION)      06/30/05        INCOME          (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio-
Institutional Class   $  43,095,250   $  90,681,318   $(112,271,463)   $        --     $  21,505,105   $     243,897   $        --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                          MARKET                                        UNREALIZED         MARKET                        REALIZED
                          VALUE         PURCHASES        PROCEEDS      APPRECIATION        VALUE         DIVIDEND          GAIN
FUND                     03/31/05        AT COST        FROM SALES    (DEPRECIATION)      06/30/05        INCOME*         (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio-
Institutional Class   $  44,030,795   $ 107,874,597   $(150,043,502)   $        --     $   1,861,890   $      30,204   $        --
==================================================================================================================================
   TOTAL              $  87,126,045   $ 198,555,915   $(262,314,965)   $        --     $  23,366,995   $     274,101   $        --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

* Net of compensation to counterparties.



I-HSC-QTR-1

NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At June 30, 2005, securities with an aggregate value of $1,455,944 were on loan to brokers. The loans were secured by cash collateral of $1,861,890 received by the Fund and subsequently invested in an affiliated money market fund. For the three months ended June 30, 2005, the Fund received dividends on cash collateral of $30,204 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 - OPTION CONTRACTS WRITTEN

                 TRANSACTIONS DURING THE PERIOD
------------------------------------------------------------------


                                          CALL OPTION CONTRACTS
                                      ----------------------------
                                       NUMBER OF        PREMIUMS
                                       CONTRACTS        RECEIVED
                                      ------------    ------------
Beginning of period                             --    $         --
------------------------------------------------------------------
Written                                      1,217         172,603
------------------------------------------------------------------
Closed                                        (560)        (64,735)
------------------------------------------------------------------
Expired                                       (657)       (107,868)
==================================================================
End of period                                   --    $         --
==================================================================

NOTE 5 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended June 30, 2005 was $168,970,219 and $191,106,262 respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

     UNREALIZED APPRECIATION OF INVESTMENT SECURITIES ON A TAX BASIS
---------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities     $ 81,053,488
---------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities    (36,119,533)
---------------------------------------------------------------------------
Net unrealized appreciation of investment securities           $ 44,933,955
===========================================================================
Cost of investments for tax purposes is $783,995,732



I-HSC-QTR-1
                                      F-8

                                AIM LEISURE FUND
            Quarterly Schedule of Portfolio Holdings o June 30, 2005


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--


AIMinvestments.com              I-LEI-QTR-1 6/05            A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
June 30, 2005
(Unaudited)

                                                                                     MARKET
                                                                    SHARES           VALUE
------------------------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS & OTHER EQUITY INTERESTS--74.40%

ADVERTISING--6.29%

Harte-Hanks, Inc.                                                      246,450   $     7,326,958
------------------------------------------------------------------------------------------------
Omnicom Group Inc.                                                     588,000        46,957,680
================================================================================================
                                                                                      54,284,638
================================================================================================


APPAREL, ACCESSORIES & LUXURY GOODS--3.06%

Carter's, Inc. (a)                                                      62,400         3,642,912
------------------------------------------------------------------------------------------------
Columbia Sportswear Co. (a)                                             86,800         4,287,052
------------------------------------------------------------------------------------------------
Polo Ralph Lauren Corp.                                                428,800        18,485,568
================================================================================================
                                                                                      26,415,532
================================================================================================


BREWERS--1.69%

Anheuser-Busch Cos., Inc.                                              319,100        14,598,825
================================================================================================


BROADCASTING & CABLE TV--14.86%

Cablevision Systems Corp.-Class A (a)                                  765,493        24,648,875
------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.                                     296,549         9,172,261
------------------------------------------------------------------------------------------------
Comcast Corp.-Class A (a)                                              425,300        13,056,710
------------------------------------------------------------------------------------------------
EchoStar Communications Corp.-Class A                                  349,485        10,536,973
------------------------------------------------------------------------------------------------
Gray Television, Inc.                                                  571,900         6,897,114
------------------------------------------------------------------------------------------------
Liberty Global, Inc.-Class A (a)                                       220,489        10,290,222
------------------------------------------------------------------------------------------------
Liberty Media Corp.-Class A (a)                                      2,780,189        28,330,126
------------------------------------------------------------------------------------------------
Liberty Media Corp.-Class B (a)                                        179,925         1,903,606
------------------------------------------------------------------------------------------------
NTL Inc. (a)                                                            58,500         4,002,570
------------------------------------------------------------------------------------------------
Scripps Co. (E.W.) (The)-Class A                                       155,500         7,588,400
------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.-Class A                                 537,000         4,875,960
------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc.-Class A (a)                          246,100         2,458,539
------------------------------------------------------------------------------------------------
Univision Communications Inc.-Class A (a)                              160,100         4,410,755
================================================================================================
                                                                                     128,172,111
================================================================================================


CASINOS & GAMING--11.19%

Aztar Corp. (a)                                                        122,100         4,181,925
------------------------------------------------------------------------------------------------
Harrah's Entertainment, Inc.                                           748,700        53,958,809
------------------------------------------------------------------------------------------------
International Game Technology                                          909,800        25,610,870
------------------------------------------------------------------------------------------------
MGM MIRAGE (a)                                                         220,032         8,708,866
------------------------------------------------------------------------------------------------
Wynn Resorts, Ltd. (a)                                                  85,900         4,060,493
================================================================================================
                                                                                      96,520,963
================================================================================================


DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--1.86%

Cendant Corp.                                                          716,700        16,032,579
================================================================================================



I-LEI-QTR-1

                                                                                     MARKET
                                                                    SHARES           VALUE
------------------------------------------------------------------------------------------------
FOOTWEAR--0.70%

NIKE, Inc.-Class B                                                      69,400   $     6,010,040
================================================================================================


GENERAL MERCHANDISE STORES--0.99%

Target Corp.                                                           156,500         8,515,165
================================================================================================


HOME ENTERTAINMENT SOFTWARE--0.38%

Electronic Arts Inc. (a)                                                58,400         3,306,024
================================================================================================


HOTELS, RESORTS & CRUISE LINES--6.35%

Hilton Hotels Corp.                                                    675,150        16,102,327
------------------------------------------------------------------------------------------------
Marriott International, Inc.-Class A                                   220,200        15,022,044
------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc. (b)                          403,860        23,654,080
================================================================================================
                                                                                      54,778,451
================================================================================================


INTERNET RETAIL--1.36%

Blue Nile, Inc. (a)(c)                                                 163,800         5,354,622
------------------------------------------------------------------------------------------------
IAC/InterActiveCorp (a)                                                265,000         6,373,250
================================================================================================
                                                                                      11,727,872
================================================================================================


INTERNET SOFTWARE & SERVICES--1.49%

Yahoo! Inc. (a)                                                        372,100        12,893,265
================================================================================================


INVESTMENT COMPANIES - EXCHANGE TRADED FUNDS--3.67%

iShares Russell 3000 Index Fund                                        118,300         8,105,916
------------------------------------------------------------------------------------------------
iShares S&P 500 Index Fund                                              99,500        11,851,445
------------------------------------------------------------------------------------------------
S&P 500 Depositary Receipts Trust-Series 1                              98,500        11,733,320
================================================================================================
                                                                                      31,690,681
================================================================================================


LEISURE FACILITIES--0.33%

Cedar Fair, L.P.                                                        89,200         2,871,348
================================================================================================


LEISURE PRODUCTS--1.53%

Hasbro, Inc.                                                           323,200         6,719,328
------------------------------------------------------------------------------------------------
Marvel Enterprises, Inc. (a)                                           110,300         2,175,116
------------------------------------------------------------------------------------------------
Mattel, Inc.                                                           234,300         4,287,690
================================================================================================
                                                                                      13,182,134
================================================================================================


MOTORCYCLE MANUFACTURERS--0.17%

Harley-Davidson, Inc.                                                   30,400         1,507,840
================================================================================================



I-LEI-QTR-1

                                                                                     MARKET
                                                                    SHARES           VALUE
------------------------------------------------------------------------------------------------
MOVIES & ENTERTAINMENT--8.69%

News Corp.-Class A                                                   1,903,094   $    30,792,061
------------------------------------------------------------------------------------------------
Pixar (a)                                                               66,600         3,333,330
------------------------------------------------------------------------------------------------
Regal Entertainment Group-Class A (c)                                  160,200         3,024,576
------------------------------------------------------------------------------------------------
Time Warner Inc. (a)                                                 1,107,100        18,499,641
------------------------------------------------------------------------------------------------
Viacom Inc.-Class A                                                    139,300         4,488,246
------------------------------------------------------------------------------------------------
Viacom Inc.-Class B                                                    142,100         4,550,042
------------------------------------------------------------------------------------------------
Walt Disney Co. (The)                                                  406,999        10,248,235
================================================================================================
                                                                                      74,936,131
================================================================================================


PERSONAL PRODUCTS--0.46%

NBTY, Inc. (a)                                                         153,100         3,971,414
================================================================================================


PUBLISHING--6.79%

Belo Corp.-Class A                                                     331,700         7,950,849
------------------------------------------------------------------------------------------------
Gannett Co., Inc.                                                      145,400        10,342,302
------------------------------------------------------------------------------------------------
Knight-Ridder, Inc.                                                    212,600        13,040,884
------------------------------------------------------------------------------------------------
McClatchy Co. (The)-Class A                                            153,600        10,051,584
------------------------------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                                           157,000         6,947,250
------------------------------------------------------------------------------------------------
Tribune Co.                                                            291,200        10,244,416
================================================================================================
                                                                                      58,577,285
================================================================================================


RESTAURANTS--1.96%

CBRL Group, Inc.                                                       314,500        12,221,470
------------------------------------------------------------------------------------------------
Yum! Brands, Inc.                                                       89,500         4,661,160
================================================================================================
                                                                                      16,882,630
================================================================================================


SPECIALTY STORES--0.58%

PETsMART, Inc.                                                         164,200         4,983,470
================================================================================================


Total Domestic Common Stocks & Other Equity
  Interests (Cost $452,568,249)                                                      641,858,398
================================================================================================


FOREIGN STOCKS & OTHER EQUITY INTERESTS--18.59%

BELGIUM--3.63%

Compagnie Nationale a Portefeuille
  (Multi-Sector Holdings) (c)(d)                                        10,900         2,489,545
------------------------------------------------------------------------------------------------
Groupe Bruxelles Lambert S.A
  (Multi-Sector Holdings) (c)(d)                                       282,500        24,423,604
------------------------------------------------------------------------------------------------
InBev N.V. (Brewers) (d)                                               129,935         4,390,553
================================================================================================
                                                                                      31,303,702
================================================================================================



I-LEI-QTR-1

                                                                                     MARKET
                                                                   SHARES            VALUE
------------------------------------------------------------------------------------------------
BRAZIL--0.84%

Companhia de Bebidas das Americas-ADR
  (Brewers)                                                             40,280   $     1,025,529
------------------------------------------------------------------------------------------------
Companhia de Bebidas das Americas-Pfd.-ADR
  (Brewers)                                                            201,400         6,223,260
================================================================================================
                                                                                       7,248,789
================================================================================================


CANADA--0.97%

Intrawest Corp. (Hotels, Resorts & Cruise Lines)                       346,580         8,345,646
================================================================================================


DENMARK--0.93%

Carlsberg A.S.-Class B (Brewers) (c)(d)                                155,800         7,982,516
================================================================================================


FRANCE--1.94%

Accor S.A. (Hotels, Resorts & Cruise Lines) (d)                        238,700        11,161,778
------------------------------------------------------------------------------------------------
JC Decaux S.A. (Advertising) (a)(d)                                    218,400         5,525,643
================================================================================================
                                                                                      16,687,421
================================================================================================


HONG KONG--0.18%

Television Broadcasts Ltd.-ADR
  (Broadcasting & Cable TV) (e)                                        138,900         1,568,889
================================================================================================


JAPAN--0.30%

Jupiter Telecommunications Co., Ltd.
  (Broadcasting & Cable TV)
  (Acquired 03/14/05; Cost $320,646) (a)(f)                                417           352,294
------------------------------------------------------------------------------------------------
Sony Corp.-ADR (Consumer Electronics)                                   64,500         2,221,380
================================================================================================
                                                                                       2,573,674
================================================================================================


LIBERIA--1.38%

Royal Carribbean Cruises Ltd. (Hotels,
  Resorts & Cruise Lines)                                              246,844        11,937,376
================================================================================================


NETHERLANDS--1.09%

Jetix Europe N.V. (Broadcasting & Cable TV) (a)(d)                     580,443         9,410,910
================================================================================================


PANAMA--3.05%

Carnival Corp. (Hotels, Resorts & Cruise
  Lines) (g)                                                           482,700        26,331,285
================================================================================================


SWITZERLAND--1.52%

Compagnie Financiere Richemont A.G.-Class A
  (Apparel, Accessories & Luxury Goods) (a)(d)                         197,700         6,627,921
------------------------------------------------------------------------------------------------
Pargesa Holding A.G.-Class B
  (Multi-Sector Holdings) (d)                                            1,784         6,513,060
================================================================================================
                                                                                      13,140,981
================================================================================================



I-LEI-QTR-1

                                                                                     MARKET
                                                                    SHARES           VALUE
------------------------------------------------------------------------------------------------
UNITED KINGDOM--2.76%

Diageo PLC (Distillers & Vintners) (d)                                 366,400   $     5,390,112
------------------------------------------------------------------------------------------------
InterContinental Hotels Group PLC (Hotels,
  Resorts & Cruise Lines) (d)                                          557,960         7,026,393
------------------------------------------------------------------------------------------------
WPP Group PLC (Advertising) (d)                                      1,112,030        11,390,392
================================================================================================
                                                                                      23,806,897
================================================================================================


Total Foreign Stocks & Other Equity Interests
  (Cost $111,583,181)                                                                160,338,086
================================================================================================


MONEY MARKET FUNDS--3.86%

Premier Portfolio-Institutional Class
  (Cost $33,344,220) (h)                                            33,344,220        33,344,220
================================================================================================


TOTAL INVESTMENTS--96.85% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $597,495,650)                                        835,540,704
================================================================================================


INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS--3.15%

Premier Portfolio-Institutional Class (h)(i)                        27,147,600        27,147,600
================================================================================================


Total Money Market Funds (purchased with
  cash collateral from securities loaned)
  (Cost $27,147,600)                                                                  27,147,600
================================================================================================


TOTAL INVESTMENTS--100.00%
  (Cost $624,643,250)                                                            $   862,688,304
================================================================================================


    Investment Abbreviations:

    ADR                       American Depositary Receipt
    Pfd.                      Preferred

    Notes to Schedule of Investments:

(a) Non-income producing security.

(b) Each unit represents one common share and one Class B share.

(c) All or a portion of this security has been pledged as collateral for securities lending transactions at June 30, 2005.

(d) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The market value of this security at June 30, 2005 was $102,332,427, which represented 11.86% of the Fund's Total Investments. See Note 1A.

(e) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The market value of this security at June 30, 2005 represented 0.18% of the Fund's Total Investments. See Note 1A.

(f) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The market value of this security at June 30, 2005 represented 0.04% of the Fund's Total Investments. This security is not considered to be illiquid.

(g) Each unit represents one common share and one paired trust share.

(h) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(i) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

    See accompanying notes which are an integral part of this schedule.



I-LEI-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
June 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.



I-LEI-QTR-1

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

E. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to



I-LEI-QTR-1
    reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

F. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to substitute such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in an affiliated money market fund for the three months ended June 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                          UNREALIZED                                      REALIZED
                         MARKET VALUE    PURCHASES AT   PROCEEDS FROM    APPRECIATION     MARKET VALUE     DIVIDEND         GAIN
FUND                       03/31/05          COST            SALES      (DEPRECIATION)      06/30/05        INCOME         (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio-
  Institutional Class   $  24,712,532   $ 123,234,133   $(114,602,445)   $        --     $  33,344,220   $     207,960   $        --
____________________________________________________________________________________________________________________________________
====================================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                          UNREALIZED                                      REALIZED
                         MARKET VALUE    PURCHASES AT   PROCEEDS FROM    APPRECIATION     MARKET VALUE     DIVIDEND         GAIN
FUND                       03/31/05          COST           SALES       (DEPRECIATION)      06/30/05        INCOME*        (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio-
  Institutional Class   $  26,348,886   $  75,361,073   $ (74,562,359)   $        --     $  27,147,600   $      33,793   $        --
====================================================================================================================================
   TOTAL                $  51,061,418   $ 198,595,206   $(189,164,804)   $        --     $  60,491,820   $     241,753   $        --
____________________________________________________________________________________________________________________________________
====================================================================================================================================

* Net of compensation to counterparties.



I-LEI-QTR-1

NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At June 30, 2005, securities with an aggregate value of $26,202,886 were on loan to brokers. The loans were secured by cash collateral of $27,147,600 received by the Fund and subsequently invested in an affiliated money market fund. For the three months ended June 30, 2005, the Fund received dividends on cash collateral of $33,793 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended June 30, 2005 was $51,668,117 and $136,975,777, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

  UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
---------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities          $ 234,839,118
---------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities          (10,851,273)
=================================================================================
Net unrealized appreciation of investment securities                $ 223,987,845
_________________________________________________________________________________
=================================================================================
Cost of investments for tax purposes is $638,700,459



I-LEI-QTR-1
                                      F-9

                              AIM TECHNOLOGY FUND
            Quarterly Schedule of Portfolio Holdings o June 30, 2005


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--


AIMinvestments.com              I-TEC-QTR-1 6/05            A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
June 30, 2005
(Unaudited)

                                                                                      MARKET
                                                                    SHARES            VALUE
------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS --97.80%

AEROSPACE & DEFENSE--1.03%

Boeing Co. (The)                                                       202,700   $    13,378,200
================================================================================================


APPLICATION SOFTWARE--3.49%

Amdocs Ltd. (United Kingdom) (a)                                       734,220        19,405,435
------------------------------------------------------------------------------------------------
Macromedia, Inc. (a)                                                   406,600        15,540,252
------------------------------------------------------------------------------------------------
Quest Software, Inc. (a)                                               477,300         6,505,599
------------------------------------------------------------------------------------------------
SAP A.G.-ADR (Germany)                                                  91,500         3,961,950
================================================================================================
                                                                                      45,413,236
================================================================================================


BIOTECHNOLOGY--1.99%

Amgen Inc. (a)                                                         211,700        12,799,382
------------------------------------------------------------------------------------------------
Genzyme Corp. (a)                                                      217,800        13,087,602
------------------------------------------------------------------------------------------------
Ingenex, Inc.-Series B, Pfd.
  (Acquired 09/27/94; Cost $178,316) (a)(b)(c)(d)(e)                    30,627                 0
================================================================================================
                                                                                      25,886,984
================================================================================================


BROADCASTING & CABLE TV--1.86%

Cablevision Systems Corp.-Class A (a)                                  124,100         3,996,020
------------------------------------------------------------------------------------------------
Comcast Corp.-Class A (a)                                              412,200        12,654,540
------------------------------------------------------------------------------------------------
Jupiter Telecommunications Co., Ltd (Japan)
  (Acquired 03/14/05; Cost $528,258) (a)(c)                                687           580,398
------------------------------------------------------------------------------------------------
XM Satellite Radio Holdings Inc.-Class A (a)                           207,400         6,981,084
================================================================================================
                                                                                      24,212,042
================================================================================================


COMMUNICATIONS EQUIPMENT--17.44%

ADTRAN, Inc.                                                           650,880        16,135,315
------------------------------------------------------------------------------------------------
Cisco Systems, Inc. (a)                                              2,750,260        52,557,469
------------------------------------------------------------------------------------------------
Comverse Technology, Inc. (a)                                        1,076,000        25,447,400
------------------------------------------------------------------------------------------------
Corning Inc. (a)                                                     1,287,400        21,396,588
------------------------------------------------------------------------------------------------
F5 Networks, Inc. (a)                                                  145,700         6,882,139
------------------------------------------------------------------------------------------------
Juniper Networks, Inc. (a)                                             562,922        14,174,376
------------------------------------------------------------------------------------------------
Motorola, Inc.                                                       1,421,100        25,949,286
------------------------------------------------------------------------------------------------
NICE Systems Ltd.-ADR (Israel)                                          66,400         2,620,808
------------------------------------------------------------------------------------------------
Nokia Oyj-ADR (Finland)                                              1,464,600        24,370,944
------------------------------------------------------------------------------------------------
QUALCOMM Inc.                                                          291,800         9,632,318
------------------------------------------------------------------------------------------------
Research In Motion Ltd. (Canada) (a)                                   137,900        10,170,125
------------------------------------------------------------------------------------------------
SafeNet, Inc. (a)                                                      133,800         4,557,228
------------------------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                               395,200        13,148,304
================================================================================================
                                                                                     227,042,300
================================================================================================



I-TEC-QTR-1

                                                                                      MARKET
                                                                    SHARES            VALUE
------------------------------------------------------------------------------------------------
COMPUTER HARDWARE--5.68%

Apple Computer, Inc. (a)(f)                                            369,600   $    13,604,976
------------------------------------------------------------------------------------------------
Avid Technology, Inc. (a)                                              340,500        18,141,840
------------------------------------------------------------------------------------------------
Dell Inc. (a)                                                          653,700        25,827,687
------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                    698,200        16,414,682
================================================================================================
                                                                                      73,989,185
================================================================================================


COMPUTER STORAGE & PERIPHERALS--6.29%

EMC Corp. (a)                                                        3,403,372        46,660,230
------------------------------------------------------------------------------------------------
Emulex Corp. (a)                                                       533,200         9,736,232
------------------------------------------------------------------------------------------------
Network Appliance, Inc. (a)                                            457,100        12,922,217
------------------------------------------------------------------------------------------------
Storage Technology Corp. (a)                                           345,400        12,534,566
================================================================================================
                                                                                      81,853,245
================================================================================================


DATA PROCESSING & OUTSOURCED SERVICES--2.79%

Automatic Data Processing, Inc.                                        314,400        13,195,368
------------------------------------------------------------------------------------------------
DST Systems, Inc. (a)                                                  281,200        13,160,160
------------------------------------------------------------------------------------------------
Fiserv, Inc. (a)                                                       231,600         9,947,220
================================================================================================
                                                                                      36,302,748
================================================================================================


ELECTRONIC EQUIPMENT MANUFACTURERS--1.19%

Amphenol Corp.-Class A                                                 386,700        15,533,739
================================================================================================


ELECTRONIC MANUFACTURING SERVICES--2.07%

Flextronics International Ltd. (Singapore) (a)                         787,900        10,408,159
------------------------------------------------------------------------------------------------
Jabil Circuit, Inc. (a)                                                229,000         7,037,170
------------------------------------------------------------------------------------------------
Trimble Navigation Ltd. (a)                                            245,450         9,565,187
================================================================================================
                                                                                      27,010,516
================================================================================================


HEALTH CARE EQUIPMENT--0.51%

Medtronic, Inc.                                                        128,100         6,634,299
================================================================================================


HEALTH CARE SERVICES--1.01%

Quest Diagnostics Inc.                                                 137,400         7,319,298
------------------------------------------------------------------------------------------------
WebMD Corp. (a)                                                        573,300         5,887,791
================================================================================================
                                                                                      13,207,089
================================================================================================


HOME ENTERTAINMENT SOFTWARE--0.96%

Activision, Inc. (a)                                                   756,700        12,500,684
================================================================================================


INTEGRATED TELECOMMUNICATION SERVICES--2.46%

ALLTEL Corp.                                                           115,700         7,205,796
------------------------------------------------------------------------------------------------
Sprint Corp.                                                           689,600        17,302,064
------------------------------------------------------------------------------------------------
Telus Corp. (Canada)                                                   212,600         7,471,582
================================================================================================
                                                                                      31,979,442
================================================================================================



I-TEC-QTR-1

                                                                                      MARKET
                                                                    SHARES            VALUE
------------------------------------------------------------------------------------------------
INTERNET RETAIL--1.13%

eBay Inc. (a)                                                          447,200   $    14,762,072
================================================================================================


INTERNET SOFTWARE & SERVICES--10.53%

Akamai Technologies, Inc. (a)                                          467,300         6,135,649
------------------------------------------------------------------------------------------------
Google Inc.-Class A (a)                                                 88,700        26,091,105
------------------------------------------------------------------------------------------------
Netease.com Inc.-ADR (Cayman Islands) (a)                               34,600         1,976,006
------------------------------------------------------------------------------------------------
Niku Corp. (a)                                                         163,200         3,383,136
------------------------------------------------------------------------------------------------
Openwave Systems Inc. (a)                                            1,136,600        18,640,240
------------------------------------------------------------------------------------------------
VeriSign, Inc. (a)                                                   1,012,700        29,125,252
------------------------------------------------------------------------------------------------
WebEx Communications, Inc. (a)                                         247,900         6,547,039
------------------------------------------------------------------------------------------------
Yahoo! Inc. (a)                                                      1,303,300        45,159,345
================================================================================================
                                                                                     137,057,772
================================================================================================


IT CONSULTING & OTHER SERVICES--3.64%

Anteon International Corp. (a)                                         248,400        11,332,008
------------------------------------------------------------------------------------------------
CACI International Inc.-Class A (a)                                     48,800         3,082,208
------------------------------------------------------------------------------------------------
Cognizant Technology Solutions Corp.-Class A (a)                       476,700        22,466,871
------------------------------------------------------------------------------------------------
Sapient Corp. (a)                                                      105,700           838,201
------------------------------------------------------------------------------------------------
Wipro Ltd.-ADR (India) (g)                                             462,900         9,656,094
================================================================================================
                                                                                      47,375,382
================================================================================================


MOVIES & ENTERTAINMENT--0.50%

Time Warner Inc. (a)                                                   386,600         6,460,086
================================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES--0.65%

BlueStream Ventures L.P. (Acquired 08/03/00-06/14/05;
  Cost $20,272,527) (a)(b)(c)(d)(e)(h)(i)                           21,289,111         8,542,894
================================================================================================


SEMICONDUCTOR EQUIPMENT--2.70%

ATMI, Inc. (a)                                                         321,200         9,318,012
------------------------------------------------------------------------------------------------
KLA-Tencor Corp.                                                       291,000        12,716,700
------------------------------------------------------------------------------------------------
Lam Research Corp. (a)                                                 261,700         7,573,598
------------------------------------------------------------------------------------------------
Photronics, Inc. (a)                                                   235,600         5,498,904
================================================================================================
                                                                                      35,107,214
================================================================================================


SEMICONDUCTORS--19.86%

Altera Corp. (a)                                                       771,000        15,281,220
------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                   457,400        17,065,594
------------------------------------------------------------------------------------------------
Broadcom Corp.-Class A (a)                                             331,700        11,778,667
------------------------------------------------------------------------------------------------
Cypress Semiconductor Corp. (a)                                        551,100         6,938,349
------------------------------------------------------------------------------------------------
Freescale Semiconductor Inc.-Class A (a)                               237,600         4,991,976
------------------------------------------------------------------------------------------------
Freescale Semiconductor Inc.-Class B (a)                               331,477         7,020,683
------------------------------------------------------------------------------------------------
Integrated Device Technology, Inc. (a)                                 371,200         3,990,400
------------------------------------------------------------------------------------------------
Intel Corp.                                                          1,714,800        44,687,688
------------------------------------------------------------------------------------------------
Intersil Corp.-Class A                                                 688,900        12,930,653
------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                349,500        12,823,155
------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd. (Bermuda) (a)                            710,800        27,038,832
------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                        339,900        12,987,579
------------------------------------------------------------------------------------------------
Microchip Technology Inc.                                              512,500        15,180,250
------------------------------------------------------------------------------------------------
Microsemi Corp. (a)                                                    233,500         4,389,800
------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                           827,500        18,229,825
------------------------------------------------------------------------------------------------



I-TEC-QTR-1

                                                                                      MARKET
                                                                    SHARES            VALUE
------------------------------------------------------------------------------------------------
SEMICONDUCTORS -- (CONTINUED)

Power Integrations, Inc. (a)                                           233,300   $     5,032,281
------------------------------------------------------------------------------------------------
Sigmatel Inc. (a)                                                       86,400         1,482,624
------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.-ADR
  (Taiwan)                                                           1,139,456        10,391,836
------------------------------------------------------------------------------------------------
Texas Instruments Inc.                                                 939,500        26,371,765
================================================================================================
                                                                                     258,613,177
================================================================================================


SYSTEMS SOFTWARE--6.38%

Microsoft Corp.                                                      1,527,900        37,953,036
------------------------------------------------------------------------------------------------
Oracle Corp. (a)                                                     1,588,600        20,969,520
------------------------------------------------------------------------------------------------
Symantec Corp. (a)                                                     162,300         3,528,402
------------------------------------------------------------------------------------------------
VERITAS Software Corp. (a)                                             846,800        20,661,920
================================================================================================
                                                                                      83,112,878
================================================================================================


WIRELESS TELECOMMUNICATION SERVICES--3.64%

America Movil S.A. de C.V. -Series L-ADR (Mexico)                      191,500        11,415,315
------------------------------------------------------------------------------------------------
Nextel Partners, Inc.-Class A (a)                                      715,500        18,009,135
------------------------------------------------------------------------------------------------
NII Holdings Inc. (a)                                                  189,300        12,103,842
------------------------------------------------------------------------------------------------
Syniverse Holdings Inc. (a)                                            416,900         5,836,600
================================================================================================
                                                                                      47,364,892
================================================================================================


Total Common Stocks & Other Equity Interests
  (Cost $1,007,541,669)                                                            1,273,340,076
================================================================================================


MONEY MARKET FUNDS--1.74%

Premier Portfolio-Institutional Class
  (Cost $22,606,392) (j)                                            22,606,392        22,606,392
================================================================================================


TOTAL INVESTMENTS--99.54% (excluding investments
  purchased with cash collateral from securities
  loaned) (Cost $1,030,148,061)                                                    1,295,946,468
================================================================================================


INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS--0.46%

Premier Portfolio-Institutional Class (j)(k)                         6,033,300         6,033,300
================================================================================================


Total Money Market Funds (purchased with cash
  collateral from securities loaned) (Cost $6,033,300)                                 6,033,300
================================================================================================


TOTAL INVESTMENTS--100.00%
  (Cost $1,036,181,361)                                                          $ 1,301,979,768
________________________________________________________________________________________________
================================================================================================



I-TEC-QTR-1

    Investment Abbreviations:

    ADR                      American Depositary Receipt
    Pfd.                     Preferred

    Notes to Schedule of Investments:

(a) Non-income producing security.

(b) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at June 30, 2005 was $8,542,894, which represented 0.66% of the Fund's Total Investments. See Note 1A.

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at June 30, 2005 was $9,123,292, which represented 0.70% of the Fund's Total Investments. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Security is considered venture capital. See Note 1G.

(e) Security considered to be illiquid; the Fund is limited to investing 15% of net assets in illiquid securities. The aggregate market value of these securities considered illiquid at June 30, 2005 was $8,542,894, which represented 0.66% of the Fund's Total Investments.

(f) A portion of this security is subject to call options written. See Note 1E and Note 4.

(g) All or a portion of this security has been pledged as collateral for securities lending transactions at June 30, 2005.

(h) The Fund has a remaining commitment of $6,358,852 to purchase additional interests in BlueStream Ventures L.P., which is subject to the terms of the limited partnership agreement.

(i) The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The market value of this security at June 30, 2005 represented 0.66% of the Funds Total Investments.

(j) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(k) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

    See accompanying notes which are an integral part this schedule.



I-TEC-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
June 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.



I-TEC-QTR-1

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

E. COVERED CALL OPTIONS - The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.



I-TEC-QTR-1

F. PUT OPTIONS - The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

G. VENTURE CAPITAL INVESTMENTS - The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the markets for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose its entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.

H. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to substitute such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in an affiliated money market fund for the three months ended June 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                       UNREALIZED
                        MARKET VALUE   PURCHASES AT  PROCEEDS FROM    APPRECIATION   MARKET VALUE     DIVIDEND      REALIZED
FUND                      03/31/05         COST          SALES       (DEPRECIATION)    06/30/05        INCOME      GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio-
  Institutional Class  $  59,112,303  $ 128,375,106  $(164,881,017)  $          --  $  22,606,392  $     178,914  $          --
_______________________________________________________________________________________________________________________________
===============================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                       UNREALIZED
                        MARKET VALUE   PURCHASES AT  PROCEEDS FROM    APPRECIATION   MARKET VALUE     DIVIDEND      REALIZED
FUND                      03/31/05         COST          SALES       (DEPRECIATION)    06/30/05        INCOME*     GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio-
  Institutional Class  $   7,397,327  $  31,090,414  $ (32,454,441)  $          --  $   6,033,300  $      91,858  $          --
_______________________________________________________________________________________________________________________________
===============================================================================================================================

* Net of compensation to counterparties.



I-TEC-QTR-1

INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the three months ended June 30, 2005.

                                                                     UNREALIZED                                        REALIZED
                   MARKET VALUE    PURCHASES AT   PROCEEDS FROM     APPRECIATION    MARKET VALUE       DIVIDEND          GAIN
                     03/31/05          COST           SALES        (DEPRECIATION)     06/30/05          INCOME          (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
BlueStream
  Ventures L.P.   $   6,153,899   $   2,488,246   $          --    $     (99,251)   $   8,542,894   $          --   $          --
=================================================================================================================================
   TOTAL          $  72,663,529   $ 161,953,766   $(197,335,458)   $     (99,251)   $  37,182,586   $     270,772   $          --
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At June 30, 2005, securities with an aggregate value of $5,993,078 were on loan to brokers. The loans were secured by cash collateral of $6,033,300 received by the Fund and subsequently invested in an affiliated money market fund. For the three months ended June 30, 2005, the Fund received dividends on cash collateral of $91,858 for securities lending transactions, which are net of compensation to counterparties.



I-TEC-QTR-1

NOTE 4 - OPTION CONTRACTS WRITTEN

           TRANSACTIONS DURING THE PERIOD
---------------------------------------------------

                           CALL OPTION CONTRACTS
                       ----------------------------
                        NUMBER OF        PREMIUMS
                        CONTRACTS        RECEIVED
                       ------------    ------------
Beginning of period          10,040    $    624,671
---------------------------------------------------
Written                       7,647       1,350,149
---------------------------------------------------
Closed                       (3,247)       (623,515)
---------------------------------------------------
Exercised                    (2,210)       (196,676)
---------------------------------------------------
Expired                     (10,040)       (624,671)
===================================================
End of period                 2,190    $    529,958
___________________________________________________
===================================================


                     OPEN CALL OPTIONS WRITTEN AT PERIOD END

                                                                            MARKET
                        CONTRACT     STRIKE      NUMBER OF    PREMIUMS       VALUE      UNREALIZED
                         MONTH        PRICE      CONTRACTS    RECEIVED      06/30/05   APPRECIATION
                       ----------------------------------------------------------------------------
Apple Computer, Inc.       Jul-05   $     47.5        2,190   $  529,958   $   16,425  $    513,533
___________________________________________________________________________________________________
===================================================================================================


NOTE 5 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended June 30, 2005 was $424,148,174 and $468,590,774, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
---------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities          $ 272,404,596
---------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities          (14,848,946)
=================================================================================
Net unrealized appreciation of investment securities                $ 257,555,650
_________________________________________________________________________________
=================================================================================
Cost of investments for tax purposes is $1,044,424,118



I-TEC-QTR-1
                                      F-10

                               AIM UTILITIES FUND
            Quarterly Schedule of Portfolio Holdings o June 30, 2005


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--


AIMinvestments.com              I-UTI-QTR-1 6/05            A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
June 30, 2005
(Unaudited)

                                                                                      MARKET
                                                                    SHARES            VALUE
------------------------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS--77.95%

COAL & CONSUMABLE FUELS--3.11%

Peabody Energy Corp.                                                   165,000   $     8,586,600
================================================================================================


ELECTRIC UTILITIES--33.10%

Ameren Corp.                                                           120,000         6,636,000
------------------------------------------------------------------------------------------------
American Electric Power Co., Inc.                                      100,000         3,687,000
------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc.                                               310,000         4,095,100
------------------------------------------------------------------------------------------------
Cinergy Corp.                                                          100,000         4,482,000
------------------------------------------------------------------------------------------------
DTE Energy Co.                                                          50,000         2,338,500
------------------------------------------------------------------------------------------------
Edison International                                                   190,000         7,704,500
------------------------------------------------------------------------------------------------
Entergy Corp.                                                          145,000        10,954,750
------------------------------------------------------------------------------------------------
Exelon Corp.                                                           239,950        12,316,634
------------------------------------------------------------------------------------------------
FirstEnergy Corp.                                                      180,000         8,659,800
------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                        215,000         9,042,900
------------------------------------------------------------------------------------------------
PG&E Corp.                                                             305,000        11,449,700
------------------------------------------------------------------------------------------------
PPL Corp.                                                              120,000         7,125,600
------------------------------------------------------------------------------------------------
Westar Energy, Inc.                                                    125,000         3,003,750
================================================================================================
                                                                                      91,496,234
================================================================================================


GAS UTILITIES--11.29%

Equitable Resources, Inc.                                              105,000         7,140,000
------------------------------------------------------------------------------------------------
KeySpan Corp.                                                          145,000         5,901,500
------------------------------------------------------------------------------------------------
ONEOK, Inc.                                                            140,000         4,571,000
------------------------------------------------------------------------------------------------
Peoples Energy Corp.                                                    55,000         2,390,300
------------------------------------------------------------------------------------------------
Questar Corp.                                                          170,000        11,203,000
================================================================================================
                                                                                      31,205,800
================================================================================================


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--8.64%

Constellation Energy Group, Inc.                                       102,000         5,884,380
------------------------------------------------------------------------------------------------
Duke Energy Corp.                                                      130,000         3,864,900
------------------------------------------------------------------------------------------------
TXU Corp.                                                              170,000        14,125,300
================================================================================================
                                                                                      23,874,580
================================================================================================


INTEGRATED TELECOMMUNICATION SERVICES--4.30%

Citizens Communications Co.                                            380,000         5,107,200
------------------------------------------------------------------------------------------------
Sprint Corp.                                                           270,000         6,774,300
================================================================================================
                                                                                      11,881,500
================================================================================================


MULTI-UTILITIES--8.49%

Dominion Resources, Inc.                                               140,000        10,274,600
------------------------------------------------------------------------------------------------
OGE Energy Corp.                                                       100,000         2,894,000
------------------------------------------------------------------------------------------------
SCANA Corp.                                                             76,900         3,284,399
------------------------------------------------------------------------------------------------
Sempra Energy                                                          170,000         7,022,700
================================================================================================
                                                                                      23,475,699
================================================================================================



I-UTI-QTR-1

                                                                                      MARKET
                                                                    SHARES            VALUE
------------------------------------------------------------------------------------------------
OIL & GAS STORAGE & TRANSPORTATION--7.39%

Kinder Morgan, Inc.                                                    120,000   $     9,984,000
------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The)                                              550,000        10,450,000
================================================================================================
                                                                                      20,434,000
================================================================================================


WATER UTILITIES--1.63%

Aqua America Inc.                                                      151,250         4,498,175
================================================================================================


Total Domestic Common Stocks (Cost $ 146,168,971)                                    215,452,588
================================================================================================


FOREIGN STOCKS & OTHER EQUITY INTERESTS--14.19%

GERMANY--2.06%

E.ON A.G. (Electric Utilities) (a)(b)                                   64,255         5,704,349
================================================================================================


ITALY--3.64%

Enel S.p.A. (Electric Utilities) (a)(b)(c)                             700,000         6,108,950
------------------------------------------------------------------------------------------------
Telecom Italia S.p.A.-Savings Shares
  (Integrated Telecommunication Services) (b)                          448,368         1,159,801
------------------------------------------------------------------------------------------------
Terna S.p.A. (Electric Utilities) (b)(c)                             1,073,100         2,777,976
================================================================================================
                                                                                      10,046,727
================================================================================================


SPAIN--1.79%

Endesa, S.A. (Electric Utilities) (b)(c)                               110,938         2,578,804
------------------------------------------------------------------------------------------------
Telefonica, S.A. (Integrated
  Telecommunication Services) (b)                                      145,748         2,377,778
================================================================================================
                                                                                       4,956,582
================================================================================================


UNITED KINGDOM--5.08%

Centrica PLC (Gas Utilities) (b)                                       809,820         3,353,454
------------------------------------------------------------------------------------------------
National Grid Transco PLC (Multi-Utilities) (b)                        550,000         5,315,802
------------------------------------------------------------------------------------------------
Vodafone Group PLC (Wireless
  Telecommunication Services) (b)                                    1,468,018         3,569,137
------------------------------------------------------------------------------------------------
Vodafone Group PLC-ADR (Wireless
------------------------------------------------------------------------------------------------
Telecommunication Services)                                             74,100         1,802,112
================================================================================================
                                                                                      14,040,505
================================================================================================


FRANCE--1.62%

Veolia Environnement (Multi-Utilities) (b)(c)                          119,400         4,469,604
================================================================================================


Total Foreign Stocks & Other Equity Interests
  (Cost $33,100,557)                                                                  39,217,767
================================================================================================



I-UTI-QTR-1

                                                                  PRINCIPAL          MARKET
                                                                   AMOUNT            VALUE
------------------------------------------------------------------------------------------------
NOTES--0.73%

ELECTRIC UTILITIES--0.46%

AmerenEnergy Generating Co.-Series C, Sr
  Unsec. Global Notes, 7.75%, 11/01/05 (d)                     $       750,000   $       759,255
------------------------------------------------------------------------------------------------
Kansas City Power & Light Co., Sr. Unsec
------------------------------------------------------------------------------------------------
Notes, 7.13%, 12/15/05 (d)                                             500,000           506,955
================================================================================================
                                                                                       1,266,210
================================================================================================


INTEGRATED TELECOMMUNICATION SERVICES--0.27%

British Telecommunications PLC (United Kingdom),
  Global Notes, 7.88%, 12/15/05 (d)                                    750,000           763,702
================================================================================================


Total Notes (Cost $2,249,652)                                                          2,029,912
================================================================================================


                                                                    SHARES
------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--2.77%

Premier Portfolio-Institutional Class
  (Cost $7,648,156) (e)                                              7,648,156         7,648,156
================================================================================================


TOTAL INVESTMENTS--95.64% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $189,167,336)                                        264,348,423
================================================================================================


INVESTMENTS PURCHASED WITH CASH
  COLLATERAL FROM SECURITIES LOANED

MONEY MARKET FUNDS--4.36%

Premier Portfolio-Institutional Class (e)(f)                        12,048,699        12,048,699
================================================================================================


Total Money Market Funds (purchased with
  cash collateral from securities loaned)
  (Cost $12,048,699)                                                                  12,048,699
================================================================================================


TOTAL INVESTMENTS--100.00%
  (Cost $201,216,035)                                                            $   276,397,122
================================================================================================


    Investment Abbreviations:

    ADR                             American Depositary Receipt
    Sr.                             Senior
    Unsec.                          Unsecured

    Notes to Schedule of Investments:

(a) Non-income producing security.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at June 30, 2005 was $37,415,655, which represented 13.54% of the Fund's Total Investments. See Note 1A.

(c) All or a portion of this security has been pledged as collateral for securities lending transactions at June 30, 2005.

(d) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at June 30, 2005 was $2,029,912, which represented 0.73% of the Fund's Total Investments. See Note 1A.

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(f) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

See accompanying notes which are an integral part of this schedule.



I-UTI-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
June 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.



I-UTI-QTR-1

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.



I-UTI-QTR-1

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in an affiliated money market fund for the three months ended June 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                           MARKET                                       UNREALIZED      MARKET                      REALIZED
                           VALUE         PURCHASES      PROCEEDS       APPRECIATION     VALUE         DIVIDEND        GAIN
FUND                      03/31/05        AT COST      FROM SALES     (DEPRECIATION)   06/30/05        INCOME        (LOSS)
-----------------------------------------------------------------------------------------------------------------------------
Premier Portfolio-
  Institutional Class   $  1,026,579   $ 20,230,784   $(13,609,207)   $       --     $  7,648,156   $     36,197   $       --
_____________________________________________________________________________________________________________________________
=============================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                           MARKET                                       UNREALIZED      MARKET                      REALIZED
                           VALUE         PURCHASES      PROCEEDS       APPRECIATION     VALUE         DIVIDEND        GAIN
FUND                      03/31/05        AT COST      FROM SALES     (DEPRECIATION)   06/30/05        INCOME*       (LOSS)
---------------------------------------------------------------------------------------------------------------------------
Premier Portfolio-
  Institutional Class   $ 11,544,702   $ 13,601,954   $(13,097,957)   $       --     $ 12,048,699   $     12,058   $       --
=============================================================================================================================
   TOTAL                $ 12,571,281   $ 33,832,738   $(26,707,164)   $       --     $ 19,696,855   $     48,255   $       --
_____________________________________________________________________________________________________________________________
=============================================================================================================================

* Net of compensation to counterparties.

NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At June 30, 2005, securities with an aggregate value of $11,595,861 were on loan to brokers. The loans were secured by cash collateral of $12,048,699 received by the Fund and subsequently invested in an affiliated money market fund. For the three months ended June 30, 2005, the Fund received dividends on cash collateral of $12,058 for securities lending transactions, which are net of compensation to counterparties.



I-UTI-QTR-1

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended June 30, 2005 was $12,019,815 and $4,155,573, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

    Receivable for investments matured represents the estimated proceeds to the Fund by Candescent Technologies Corp., which is in default with respect to the principal payments on $4,866,000 par value, Senior Unsecured Guaranteed Subordinated Debentures, 8.00%, which were due May 1, 2003. This estimate was determined in accordance with the fair valuation procedures authorized by the Board of Trustees. Unrealized appreciation (depreciation) at June 30, 2005 was $(4,303,576).

    UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $ 76,174,322
-------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities               (6,460,118)
=====================================================================================
Net unrealized appreciation of investment securities                     $ 69,714,204
_____________________________________________________________________________________
=====================================================================================
Cost of investments for tax purposes is $206,981,691



I-UTI-QTR-1
                                      F-7

Item 2.  Controls and Procedures.

     (a) As of June 21, 2005, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PFO and PEO, concluded that, as of June 21, 2005, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits.

         Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  AIM Sector Funds

By:   /s/ ROBERT H. GRAHAM
      ----------------------------------
      Robert H. Graham
      Principal Executive Officer

Date: August 29, 2005


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/ ROBERT H. GRAHAM
      ----------------------------------
      Robert H. Graham
      Principal Executive Officer

Date: August 29, 2005


By:   /s/ SIDNEY M. DILGREN
      ----------------------------------
      Sidney M. Dilgren
      Principal Financial Officer

Date: August 29, 2005

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.